Share Based Payments - Equity Incentive Plan - October 11, 2006 - Details of Non-vested Share Awards (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	2,632
Grand date fair value	$ 64.6
Shares cancelled	698
Non-vested share awards	3,923	9,172
Equity incentive plan - October 11, 2006
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	6,843
Shares cancelled	196
Shares vested	6,647
Non-vested share awards	0
Equity incentive plan - October 11, 2006 | November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	5,264
Grand date fair value	$ 196.27
Shares vested	5,264
Non-vested share awards	0
Equity incentive plan - October 11, 2006 | November 26, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	316
Grand date fair value	$ 196.27
Shares vested	316
Non-vested share awards	0
Equity incentive plan - October 11, 2006 | December 19, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	422
Grand date fair value	$ 242.44
Shares vested	422
Non-vested share awards	0
Equity incentive plan - October 11, 2006 | January 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2015
Total shares granted	841
Grand date fair value	$ 253.46
Shares cancelled	196
Shares vested	645
Non-vested share awards	0